                                   [GRAPHIC]

                                                       INTERNATIONAL EQUITY FUND
                                                              CLASS N PROSPECTUS
                                                       -------------------------
                                                       MAY 24, 2004, as
                                                       Supplemented June 4, 2004

                                                      [LOGO] WILLIAM BLAIR FUNDS

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                                      May 24, 2004 as Supplemented June 4, 2004

                              William Blair Funds

                                ---------------

                           CLASS N SHARES PROSPECTUS

                           International Equity Fund

                                ---------------

This prospectus contains important information about the International Equity Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N shares of the Fund.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              William Blair Funds
                             222 West Adams Street
                            Chicago, Illinois 60606

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TABLE OF CONTENTS

         Summary..................................................  1

         Investment Objective and Principal Investment Strategies.  3

         Investment Risks.........................................  6

         Management of the Fund...................................  8

         Your Account.............................................  9

            Class N Shares........................................  9

            How to Buy Shares (By Mail, by Wire or by Telephone)..  9

            How to Sell Shares (By Mail, by Wire or by Telephone). 11

            How to Exchange Shares (By Mail or by Telephone)...... 12

            Dividends and Distributions........................... 13

            Taxes................................................. 13

         Shareholder Services and Account Policies................ 15

         Determination of Net Asset Value......................... 17

         Investment Glossary...................................... 18

         For More Information..................................... 21

WILLIAM BLAIR INTERNATIONAL EQUITY FUND                                 SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

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Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 2.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.10%
      Distribution (Rule 12b-1) Fee............................  .25%
      Other Expenses/(1)/...................................... 0.56%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.91%/(2)/
         Expense Waiver........................................ 0.41%
                                                                -----
             Net Expenses (with waiver)........................ 1.50%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.
(2)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.50% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years
------ -------
 $153   $560

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           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The International Equity Fund is intended for long-term investors. In addition, the International Equity Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International Core Growth portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

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
                                                    Total Return
                                      ----------------------------------------
                                      Second   Third  Fourth   First     One
                                      Quarter Quarter Quarter Quarter   Year
                                       2003    2003    2003    2004   (3/31/04)
                                      ------- ------- ------- ------- ---------
Composite
   Net of Fees.......................  18.23%  10.69%  13.85%  4.29%    55.39%
   Gross of Fees.....................  18.48%  10.93%  14.10%  4.52%    56.74%
MSCI All Country World Ex-U.S. Index*  19.87%   8.68%  17.11%  4.83%    59.91%

----------
* The Morgan Stanley Capital International All Country World Ex.-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. The MSCI All Country World Ex.-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex.-U.S. Index.

                               INVESTMENT RISKS
--------------------------------------------------------------------------------
Principal Risks

Stocks. Because the International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account--Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                            MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission: "to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average net assets; plus 1.00% of the Fund's average daily net assets over $250 million. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at 1.50% until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 YOUR ACCOUNT
--------------------------------------------------------------------------------
CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Trust's distributor or through a select number of financial intermediaries with whom the distributor has entered into the selling agreements specifically authorizing them to sell Class N shares.

William Blair Funds has adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of 0.25% of the Fund's average net assets payable to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

The Fund and the Distributor may make payments to third parties and affiliates, which are described in the Statement of Additional Information.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Minimum Investments. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the minimum subsequent investment is generally $1,000. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price. All Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

By Mail

Opening an Account. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P. O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds" and mail with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account: First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

Include the Fund's name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

In your request, specify the Fund's name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.  See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

    -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and

    -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

    -- you wish to redeem shares having a value of $5,000 or more in a single transaction;

    -- your account registration has changed; or

    -- you want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption Fee. The Fund is designed for long-term investors. To emphasize the Fund's policy of discouraging market timers, redemption of shares from the Fund within 60 days of purchase (including exchanges) will be subject to a 2.00% redemption fee. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Fund may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

Redemptions In Kind. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class N shares of the Fund into Class N shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies--Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.

"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account--Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                   SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------
The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

   1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

   2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

   3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

    -- participation is voluntary;

    -- you may terminate or change a plan at any time without penalty or charge from the Fund;

    -- the Fund will pay any additional expenses that they incur in connection with such plans;

    -- on your account application, you may select a plan or plans in which to invest;

    -- additional forms and further information may be obtained by writing or calling the Fund;

    -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

    -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

    -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                       DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                              INVESTMENT GLOSSARY
--------------------------------------------------------------------------------
The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                             FOR MORE INFORMATION
--------------------------------------------------------------------------------
Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

   William Blair Funds
   222 West Adams Street
   Chicago, Illinois 60606

   or

   State Street Bank and Trust Company
   (the Funds' Transfer Agent)
   P.O. Box 8506
   Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

William Blair Funds                   May 24, 2004 as Supplemented June 4, 2004
Investment Company Act File No.: 811-5344

                                PRIVACY POLICY
--------------------------------------------------------------------------------
The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds
(Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

   . Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

   . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

             This privacy statement is not part of the Prospectus.

[LOGO] WILLIAM BLAIR FUNDS

                                         GROWTH FUNDS
                                         Growth Fund
                                         Tax-Managed Growth Fund
                                         Large Cap Growth Fund
                                         Small Cap Growth Fund
                                         Small-Mid Cap Growth Fund
                                         International Growth Fund
                                         International Equity Fund

                                         OTHER FUNDS
                                         Value Discovery Fund
                                         Income Fund
                                         Ready Reserves Fund

222 West Adams Street . Chicago, Illinois 60606 . 800.742.7272
.. www.williamblairfunds.com
William Blair & Company, L.L.C., Distributors
                    This cover is not part of the prospectus

                                   [GRAPHIC]

                                                       INTERNATIONAL EQUITY FUND
                                                              CLASS I PROSPECTUS
                                                       -------------------------
                                                       MAY 24, 2004, as
                                                       Supplemented June 4, 2004

                                                      [LOGO] WILLIAM BLAIR FUNDS

                                      May 24, 2004 as Supplemented June 4, 2004

                              William Blair Funds

                                ---------------

                           CLASS I SHARES PROSPECTUS

                           International Equity Fund

                                ---------------

This prospectus contains important information about the International Equity Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I shares of the Fund.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              William Blair Funds
                             222 West Adams Street
                            Chicago, Illinois 60606

TABLE OF CONTENTS

         Summary..................................................  1

         Investment Objective and Principal Investment Strategies.  3

         Investment Risks.........................................  6

         Management of the Fund...................................  8

         Your Account.............................................  9

            Class I Shares........................................  9

            How to Buy Shares (By Mail, by Wire or by Telephone)..  9

            How to Sell Shares (By Mail, by Wire or by Telephone). 10

            How to Exchange Shares (By Mail or by Telephone)...... 12

            Dividends and Distributions........................... 12

            Taxes................................................. 13

         Shareholder Services and Account Policies................ 15

         Determination of Net Asset Value......................... 17

         Investment Glossary...................................... 18

         For More Information..................................... 21

WILLIAM BLAIR INTERNATIONAL EQUITY FUND                                 SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 2.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.10%
      Distribution (Rule 12b-1) Fee............................  None
      Other Expenses/(1)/...................................... 0.56%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.66%/(2)/
         Expense Waiver........................................ 0.41%
                                                                -----
             Net Expenses (with waiver)........................ 1.25%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.
(2)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.25% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years
------ -------
 $127   $483

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The International Equity Fund is intended for long-term investors. In addition, the International Equity Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International Core Growth portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                                    Total Return
                                      ----------------------------------------
                                        2nd     3rd     4th     1st      One
                                      Quarter Quarter Quarter Quarter   Year
                                       2003    2003    2003    2004   (3/31/04)
                                      ------- ------- ------- ------- ---------
Composite
   Net of Fees.......................  18.23%  10.69%  13.85%  4.29%    55.39%
   Gross of Fees.....................  18.48%  10.93%  14.10%  4.52%    56.74%
MSCI All Country World Ex-U.S. Index*  19.87%   8.68%  17.11%  4.83%    59.91%

----------
* The Morgan Stanley Capital International All Country World Ex-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. The MSCI All Country World Ex-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex-U.S. Index.

                               INVESTMENT RISKS
--------------------------------------------------------------------------------
Principal Risks

Stocks. Because the International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account--Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                            MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission: "to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average net assets; plus 1.00% of the Fund's average daily net assets over $250 million. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at 1.25% until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 YOUR ACCOUNT
--------------------------------------------------------------------------------
CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

   . institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated; and

   . advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.

The Fund may waive the minimum initial investment of $500,000 for institutional investors who enter into a letter of intent with the Fund or the Distributor.

The Fund and the Distributor may make payments to third parties and affiliates, which are described in the Statement of Additional Information.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Purchase Price. The Fund is sold at its public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

By Mail

Opening an Account. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P. O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds" and mail with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account: First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

Include the Fund's name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

In your request, specify the Fund's name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.  See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

    -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and

    -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

    -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

    -- Your account registration has changed; or

    -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption Fee. The Fund is designed for long-term investors. To emphasize the Fund's policy of discouraging market timers, redemption of shares from the Fund within 60 days of purchase (including exchanges) will be subject to a 2.00% redemption fee. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Fund may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class I shares of the Fund into Class I shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies--Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.

"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account--Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                   SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------
The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

   1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

   2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

   3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

    -- participation is voluntary;

    -- you may terminate or change a plan at any time without penalty or charge from the Fund;

    -- the Fund will pay any additional expenses that they incur in connection with such plans;

    -- on your account application, you may select a plan or plans in which to invest;

    -- additional forms and further information may be obtained by writing or calling the Fund;

    -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

    -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

    -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                       DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                              INVESTMENT GLOSSARY
--------------------------------------------------------------------------------
The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal.

Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                             FOR MORE INFORMATION
--------------------------------------------------------------------------------
Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

   William Blair Funds
   222 West Adams Street
   Chicago, Illinois 60606

   or

   State Street Bank and Trust Company
   (the Funds' Transfer Agent)
   P.O. Box 8506
   Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

William Blair Funds
Investment Company Act File No.: 811-5344 May 24, 2004 as Supplemented June 4, 2004

                                PRIVACY POLICY
--------------------------------------------------------------------------------
The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds
(Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

   . Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

   . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

             This privacy statement is not part of the Prospectus.

[LOGO] WILLIAM BLAIR FUNDS

                                           GROWTH FUNDS
                                           Growth Fund
                                           Tax-Managed Growth Fund
                                           Large Cap Growth Fund
                                           Small Cap Growth Fund
                                           Small-Mid Cap Growth Fund
                                           International Growth Fund
                                           International Equity Fund

                                           OTHER FUNDS
                                           Value Discovery Fund
                                           Income Fund
                                           Ready Reserves Fund

222 West Adams Street . Chicago, Illinois 60606 . 800.742.7272
.. www.williamblairfunds.com
William Blair & Company, L.L.C., Distributors
                    This cover is not part of the prospectus

                                                                    May 24, 2004
                                                                 as Supplemented
                                                                    June 4, 2004


                               William Blair Funds

                                   ----------

                       CLASS A, B AND C SHARES PROSPECTUS

                            International Equity Fund

                                   ----------

This prospectus contains important information about the International Equity Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class A, B and C shares of the Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               William Blair Funds
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS


Summary........................................................................1
Investment Objective and Principal Investment Strategies.......................3
Investment Risks...............................................................6
Management of the Fund.........................................................8
Choosing a Share Class.........................................................9
   Class A Shares.............................................................10
   Class B Shares.............................................................11
   Class C Shares.............................................................12
Your Account..................................................................14
   How to Buy Shares..........................................................14
   How to Sell Shares.........................................................14
   How to Exchange Shares.....................................................15
   Dividends and Distributions................................................16
   Taxes......................................................................16
Shareholder Services and Account Policies.....................................18
Determination of Net Asset Value..............................................20
Investment Glossary...........................................................21
For More Information..........................................................24

                                     SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

                                                  Class A      Class B  Class C
                                                  -------      -------  -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as % of offering price).......................     5.75%        None     None
Maximum Deferred Sales Charge (Load) (as % of
 original purchase or sales proceeds, whichever
 is lower)......................................     None/(1)/    5.00%    1.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends/Distributions.............     None         None     None
Redemption Fee (as % of amount redeemed)
   Shares held 60 days or less..................     None         None     None
   Shares held 61 days or more..................     None         None     None
Exchange Fee....................................     None         None     None

Annual Fund operating expenses are deducted from the Fund's assets:

                                                  Class A   Class B        Class C
                                                  -------   -------        -------
Management Fee..................................     1.10%     1.10%          1.10%
Distribution (Rule 12b-1) Fees..................     None       .75%/(2)/      .75%/(2)/
Shareholder Service Fees........................      .25%      .25%           .25%
Other Expenses /(3)/............................      .56%      .56%           .56%
                                                  -------   -------        -------
   Total Annual Fund Operating Expenses (without
    waiver) /(4)/...............................     1.91%     2.66%          2.66%
   Advisor's Expense Waiver.....................      .41%      .41%           .41%
                                                  -------   -------        -------
      Net Expenses (with waiver)................     1.50%     2.25%          2.25%

----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see "Choosing a Share Class--Special Features" below.
(2) Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(3) "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.
(4) The Advisor had entered into an agreement with the Fund to cap the operating expenses for the Fund's Class A, B and C shares at 1.50%, 2.25% and 2.25% of average daily net assets, respectively, until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expenses of a class remain below the applicable operating expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   Class A   Class B   Class C
                                                   -------   -------   -------
1 Year.........................................    $   719   $   728   $   328
3 Years........................................    $ 1,103   $ 1,088   $   788

You would pay the following expenses if you did not redeem your shares:

                                                   Class A   Class B   Class C
                                                   -------   -------   -------
1 Year.........................................    $   719   $   228   $   228
3 Years........................................    $ 1,103   $   788   $   788

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The International Equity Fund is intended for long-term investors. In addition, the International Equity Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International Core Growth portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                                                 Total Return
                                               -------------------------------------------------
                                                Second    Third     Fourth    First
                                               Quarter   Quarter   Quarter   Quarter   One Year
                                                 2003      2003      2003     2004     (3/31/04)
                                               -------   -------   -------   -------   ---------
Composite
   Net of Fees..............................     18.23%    10.69%    13.85%     4.29%      55.39%
   Gross of Fees............................     18.48%    10.93%    14.10%     4.52%      56.74%
MSCI All Country World Ex-U.S. Index*.......     19.87%     8.68%    17.11%     4.83%      59.91%

----------
* The Morgan Stanley Capital International All Country World Ex-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets.

The MSCI All Country World Ex-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex-U.S. Index.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

Principal Risks

Stocks. Because the International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account -- Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.

 The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission:
"to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average net assets; plus 1.00% of the Fund's average daily net assets over $250 million. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the expenses for the Fund's Class A, B and C shares at 1.50%, 2.25% and 2.25%, respectively, until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

Class A Shares
Offered at net asset value plus a maximum sales charge of 5.75% of the offering price, subject to a 0.25% shareholder services fee. Reduced sales charges apply to purchases of $50,000 or more.

Class B Shares
Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee and a contingent deferred sales charge that declines from 5.00% to zero on certain redemptions made within seven years of purchase. Class B shares automatically convert into Class A shares at the end of the seventh year after purchase. Class

C Shares
Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee, and a 1.00% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

--------------------------------------------------------------------------------

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interest in the same portfolio of investments of the Fund. The Fund offers Class I and Class N shares through separate prospectuses. Class I shares, which are offered without a sales charge, are offered to investors who meet certain eligibility requirements. Class N shares, which are offered without a sales charge, are offered only to investors who acquire the shares directly through the Fund's distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within seven years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative and the Statement of Additional Information. Financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 Plan

William Blair Funds has adopted plans under Rule 12b-1 of the 1940 Act that provide for fees payable to compensate the Distributor for distribution and other services provided to shareholders of Class B and Class C shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although the Distributor believes that it is unlikely, in the case of Class B Shares, because of the automatic conversion feature of those shares.

Shareholder Services Agreement

The Fund has entered into a Shareholder Services Agreement with the Distributor that provides for fees as an expense of the Class A, Class B and Class C shares that are used by the Distributor to pay for shareholder services provided to shareholders of these classes.

Special Features

Class A Shares--Combined Purchases. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of William Blair Funds.

Class A Shares--Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 12-month period under a written Letter of Intent ("Letter") provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares--Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the William Blair Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares--Large Order NAV Purchase Privilege. Class A shares of the Fund may be purchased at net asset value by any purchaser provided that the amount invested in the Fund or other William Blair Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchase," "Letter of Intent" and "Discount" features described above (the "Large Order NAV Purchase Privilege").

Exchange Privilege--General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of a William Blair Fund. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged is computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS A SHARES

Public Offering Price: Net asset value per share plus the following sales charge:
                                                                    Dealer
                                        Sales Charge              Reallowance
                               --------------------------------  --------------
                                  As a % of      As a % of Net      As a % of
   Amount of Purchase          Offering Price  Amount Invested*  Offering Price
----------------------------   --------------  ----------------  --------------
$0 - $49,999................             5.75%             6.10%           5.00%
$50,000 - $99,999...........             4.50%             4.71%           3.75%
$100,000 - $249,999.........             3.50%             3.63%           2.75%
$250,000 - $499,999.........             2.50%             2.56%           2.00%
$500,000 - $999,999.........             2.00%             2.04%           1.75%
$1 million and over**.......             0.00%             0.00%           1.00%

----------
*    Rounded to the nearest one hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases: Class A shares of the Fund may be purchased at net asset value by:

     . shareholders in connection with the investment or reinvestment of income dividends and capital gain distributions;

     . a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan, provided in each case that such plan has not less than 200 eligible employees;

     . any purchaser with investment totals in the William Blair Funds of at least $1 million;

     . in connection with the acquisition of the assets of or merger or consolidation with another investment company; and

     . certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by the Distributor.

Contingent Deferred Sales Charge: A contingent deferred sales charge may be imposed upon redemption of Class A shares purchased under the Large Order NAV Purchase Privilege as follows: 1.00% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales charge will be waived in the event of:

     . redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

     . redemptions under the Fund's Systematic Withdrawal Plan at the maximum of 10% per year of the net asset value of the account;

     . the redemption of shares of a shareholder (including a registered joint owner) who has died;

     . redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

     . redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan, provided in each case that such plan has not less than 200 eligible employees; and

     . the redemption of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the commission applicable to such Large Order NAV Purchase Privilege.

Distribution (Rule 12b-1) Fee:

None

Shareholder Services Fee:

0.25%

Exchange Privilege

Class A shares of the Fund may be exchanged for the Class A shares of another William Blair Fund at their relative net asset values.

Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any William Blair Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

CLASS B SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The sales charge is computed at the following rates applied to the value of the original purchase price or sales proceeds, whichever is lower.

   Year of Redemption
     After Purchase:        First  Second  Third  Fourth  Fifth  Sixth  Seventh
--------------------------  -----  ------  -----  ------  -----  -----  -------
Contingent Deferred Sales
 Charge:                     5.00%   4.00%  3.00%   3.00%  2.00%  1.00%    0.00%

The contingent deferred sales charge will be waived in the event of:

     . redemptions to satisfy required minimum distributions after age 701/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair IRA accounts);

     . redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

     . redemptions made pursuant to the Fund's Systematic Withdrawal Plan for up to 10% per year of the net asset value per year of the account;

     . the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; and

     . the redemption of shares of a shareholder (including a registered joint owner) who has died.

Distribution (Rule 12b-1) Fee

0.75%

Shareholder Services Fee

0.25%

Conversion Feature

Class B shares of the Fund will automatically convert to Class A shares of the Fund at the end of the seventh year after purchase on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.

Exchange Privilege

Class B shares of the Fund may be exchanged for Class B Shares of another William Blair Fund at their relative net asset values without a contingent deferred sales charge.

CLASS C SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1.00% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales charge will be waived in the event of:

     . redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457;

     . the redemption of shares of a shareholder (including a registered joint owner) who has died;

     . the redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

     . redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

     . the redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and

     . the redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Distribution (Rule 12b-1) Fee

0.75%

Shareholder Services Fee

0.25%

Conversion Feature

None

Exchange Privilege

Class C shares of the Fund may be exchanged for the Class C shares of another William Blair Fund at their relative net asset values without a contingent deferred sales charge.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

The Fund and the Distributor may make payments to third parties and affiliates, which are described in the Statement of Additional Information.

HOW TO BUY SHARES

Minimum Investments. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the minimum subsequent investment is generally $1,000. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price. Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof plus, with regard to the Class A shares of the Fund, an initial sales charge. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Opening an Account; Adding to an Account. You may open a new account and purchase additional shares by contacting the securities dealer or other financial services firm from whom you received the prospectus.

HOW TO SELL SHARES

Contact your securities dealer or other financial services firm to arrange for share redemption.

Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts.

Written Redemption Requests Must Include:

     -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and

     -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

     -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

     --   Your account registration has changed; or

     -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES

Subject to the following limitations, you may exchange Class A, B and C shares into shares of each corresponding Class A, B and C shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading which may disrupt portfolio management.

Contact your securities dealer or other financial services firm to arrange for share exchanges.

DIVIDENDS AND DISTRIBUTIONS


Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

     1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

     2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

     3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

     --   participation is voluntary;

     -- you may terminate or change a plan at any time without penalty or charge from the Fund;

     -- the Fund will pay any additional expenses that they incur in connection with such plans;

     -- on your account application, you may select a plan or plans in which to invest;

     -- additional forms and further information may be obtained by writing or calling the Fund;

     -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

     -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

     -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal

Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

     William Blair Funds
     222 West Adams Street
     Chicago, Illinois 60606

     or

     State Street Bank and Trust Company
     (the Funds' Transfer Agent)
     P.O. Box 8506
     Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

William Blair Funds
Investment Company Act File No.: 811-5344


                                                                    May 24, 2004
                                                                 as Supplemented
                                                                    June 4, 2004

                                 PRIVACY POLICY
--------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

..    Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

..    Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

              This privacy statement is not part of the Prospectus.

                                   [GRAPHIC]

                                                     INSTITUTIONAL INTERNATIONAL
                                                          EQUITY FUND PROSPECTUS
                                                       -------------------------
                                                       MAY 24, 2004, as
                                                       Supplemented June 4, 2004

                                                      [LOGO] WILLIAM BLAIR FUNDS

                                      May 24, 2004 as Supplemented June 4, 2004

                              William Blair Funds

                                ---------------

                    Institutional International Equity Fund

                                ---------------

This prospectus contains important information about the Institutional International Equity Fund, including its investment objective and high minimum investment requirement. For your benefit and protection, please read it before you invest and keep it for future reference.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call
1-800-724-7272.

                              William Blair Funds
                             222 West Adams Street
                            Chicago, Illinois 60606

TABLE OF CONTENTS

                                                                  Page
                                                                  ----
         Summary.................................................   1

         Investment Objective and Principal Investment Strategies   3

         Investment Risks........................................   6

         Management of the Fund..................................   8

         Your Account............................................   9

            How to Buy Shares....................................   9

            How to Sell Shares...................................  10

            Dividends and Distributions..........................  11

            Taxes................................................  12

         Shareholder Services and Account Policies...............  14

         Determination of Net Asset Value........................  15

         Investment Glossary.....................................  16

         For More Information....................................  19

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND                   SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:  The William Blair Institutional International Equity
Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees. Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee................................................ 1.00%
      Distribution (Rule 12b-1) Fees................................  None
      Other Expenses/(1)/........................................... 0.44%
                                                                     -----
         Total Annual Fund Operating Expenses (without waiver)/(2)/. 1.44%
         Advisor's Expense Waiver................................... 0.34%
                                                                     -----
         Net Expenses (with waiver)................................. 1.10%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.
(2)The Advisor has entered into an agreement with the Fund to cap the Fund's expenses at 1.10% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years
------ -------
 $112   $422

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Institutional International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Institutional International Equity Fund is intended for long-term investors. In addition, the Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Institutional International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Markets countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Institutional International Equity Fund is managed by W. George Greig. W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International Core Growth portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                                    Total Return
                                      ----------------------------------------
                                      Second   Third  Fourth   First     One
                                      Quarter Quarter Quarter Quarter   Year
                                       2003    2003    2003    2004   (3/31/04)
                                      ------- ------- ------- ------- ---------
Composite
   Net of Fees.......................  18.23%  10.69%  13.85%  4.29%    55.39%
   Gross of Fees.....................  18.48%  10.93%  14.10%  4.52%    56.74%
MSCI All Country World Ex-U.S. Index*  19.87%   8.68%  17.11%  4.83%    59.91%

----------
* The Morgan Stanley Capital International All Country World Ex-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. The MSCI All Country World Ex-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex-U.S. Index.

                               INVESTMENT RISKS
--------------------------------------------------------------------------------
Principal Risks

Stocks. Because the Institutional International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The Institutional International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The Institutional International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account--Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                            MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and over 778 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission: "to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of 1.00% of the first $500 million of the Fund's average net assets; plus 0.95% of the next $500 million of the Fund's average daily net assets; plus 0.90% of the Fund's average daily net assets over $1 billion. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at 1.10% until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value.

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment. The Fund is designed for institutional investors, including, but not limited to employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Fund's high minimum investment requirement. Generally, each investor is required to open a single account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary. Each account must separately meet the Fund's minimum investment requirement.

The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Fund may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Fund or the Distributor. The Fund does not issue share certificates.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.

The Fund and the Distributor may make payments to third parties and affiliates, which are described in the Statement of Additional Information.

Purchase Price. Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchases In Kind. You may, subject to the approval of the Trust, purchase shares of the Fund in securities that are eligible for purchase by the Fund and that have values that are readily ascertainable in accordance with the Fund's valuation policies.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified: to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identify cannot be verified.

The Trust reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers or withdrawals.

By Mail

Opening an Account. Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds." Mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening or Adding an Account. First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

Include your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account.  See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by an authorized person, as set forth on the application or corporate resolution, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

    -- a letter that contains your name and the dollar amount or number of shares to be redeemed; and

    -- any other necessary documents, such as corporate resolutions or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Fund's net asset value during any 90-day period for any one shareholder of record.

Automatic Redemptions. The Fund reserves the right to close your account if the value of the account is less than $5 million, unless the reduction in value is, due to solely market depreciation. Before closing an account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to $5 million.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments, which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the

Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies--Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Institutional International Equity Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell such shares. The capital gain or loss upon sale or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his, her or its shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If a shareholder realizes a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce the Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to shareholders instead of taking such credit on its own tax return.

"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account--Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                   SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------
The Fund provides a variety of services to help you manage your account.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

   1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

   2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

   3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Written Confirmations. Each purchase or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                       DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close regular of trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                              INVESTMENT GLOSSARY
--------------------------------------------------------------------------------
The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                             FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information about the Fund is available without charge, upon request, including the following:

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-742-7272

By mail
Write to:

   William Blair Funds
   222 West Adams Street
   Chicago, Illinois 60606

   or

   State Street Bank and Trust Company
   (the Fund's Transfer Agent)
   P.O. Box 8506
   Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including but not limited to the Prospectus, SAI and Account Application can be viewed online at http://www.williamblairfunds.com.

William Blair Funds                   May 24, 2004 as Supplemented June 4, 2004
Investment Company Act File No.: 811-5344

                                PRIVACY POLICY
--------------------------------------------------------------------------------
The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Funds) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

   . Information we receive on applications or other forms, such as name, address, or tax identification number, the types and amounts of investments, and bank account information.

   . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Funds each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

             This privacy statement is not part of the Prospectus.

[LOGO] WILLIAM BLAIR FUNDS

                                         GROWTH FUNDS
                                         Growth Fund
                                         Tax-Managed Growth Fund
                                         Large Cap Growth Fund
                                         Small Cap Growth Fund
                                         Small-Mid Cap Growth Fund
                                         International Growth Fund
                                         Institutional International Growth Fund
                                         International Equity Fund
                                         Institutional International Equity Fund

                                         OTHER FUNDS
                                         Value Discovery Fund
                                         Income Fund
                                         Ready Reserves Fund

222 West Adams Street . Chicago, Illinois 60606 . 800.742.7272
.. www.williamblairfunds.com
William Blair & Company, L.L.C., Distributors
                    This cover is not part of the prospectus